Consolidated Statements of Changes in Temporary Equity and Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	PIPE [Member]	Additional Equity Offering [Member]	Reverse Capitalization [Member]	Preference Shares [member]	Preference Shares [member] Reverse Capitalization [Member]	Common shares [member]	Common shares [member] Common Class B [Member]	Common shares [member] Common Stock Other Than B Shares [Member]	Common shares [member] Common Stock Other Than B Shares [Member] PIPE [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Additional Equity Offering [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Reverse Recapitalization [Member]	Common shares [member] Common Stock Other Than B Shares [Member] Reverse Capitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] PIPE [Member]	Additional Paid-in Capital [Member] Additional Equity Offering [Member]	Additional Paid-in Capital [Member] Reverse Recapitalization [Member]	Additional Paid-in Capital [Member] Reverse Capitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Reverse Capitalization [Member]	Accumulated Other Comprehensive Income [member]	Accumulated Other Comprehensive Income [member] Reverse Capitalization [Member]
Beginning Balance, Temporary Equity at Dec. 31, 2019					$ 318,805	$ 318,805
Beginning Balance, Temporary Equity (Shares) at Dec. 31, 2019					218,561,319	218,561,319
Beginning Balance, Permanent Equity at Dec. 31, 2019	$ (81,362)			$ (81,362)					$ 24			$ 676	$ 700	$ 2,393			$ (676)	$ 1,717	$ (91,019)	$ (91,019)	$ 7,240	$ 7,240
Beginning Balance, Permanent Equity (Shares) at Dec. 31, 2019									1,873,423			68,166,819	70,040,242
Net loss	(30,348)																		(30,348)
Foreign currency translation adjustment	4,153																				4,153
Preferred share accretion, Temporary Equity					$ 31,870
Preferred share accretion, Permanent Equity	(31,870)																		(31,870)
Ending Balance, Temporary Equity at Dec. 31, 2020					$ 350,675
Ending Balance, Temporary Equity (Shares) at Dec. 31, 2020					218,561,319
Ending Balance, Permanent Equity at Dec. 31, 2020	(139,427)								$ 700					1,717					(153,237)		11,393
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2020									70,040,242
Net loss	(592,753)																		(592,753)
Foreign currency translation adjustment	(11,566)																				(11,566)
Preferred share accretion, Temporary Equity					$ 11,327
Preferred share accretion, Permanent Equity	(11,327)																		(11,327)
Merger recapitalization	49,938				$ (362,002)				$ 96					49,842
Merger recapitalization (Shares)					(218,561,319)				9,547,104
Merger and PIPE financing, net of equity issuance costs of $38,215		$ 481,857								$ 675					$ 481,182
Merger and PIPE financing, net of equity issuance costs of $38,215 (Shares)										67,498,704
Issuance of common stock in connection with additional equity offering, net of equity issuance costs	237,707		$ 17,067						$ 130		$ 9			237,577		$ 17,058
Issuance of common stock in connection with additional equity offering, net of equity issuance costs (Shares)									13,000,000		928,447
Issuance of common stock in connection with business combinations	110,491								$ 61					110,430
Issuance of common stock in connection with business combinations (Shares)									6,106,232
Stock-based compensation	466,306													466,306
Vesting of restricted shares	1,467								$ 227					1,240
Vesting of restricted shares (Shares)									22,650,546
Issuance of shares	2							$ 2
Issuance of shares (Shares)								18,500,000
Issuance of common stock in connection with warrant redemptions (Shares)									3,814,350
Issuance of common stock in connection with warrant redemptions	96,416								$ 38					96,378
Ending Balance, Permanent Equity at Dec. 31, 2021	706,178							$ 2	$ 1,936					1,461,730					(757,317)		(173)
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2021								18,500,000	193,585,625
Net loss	(181,636)																		(181,636)
Foreign currency translation adjustment	(54,996)																				(54,996)
Issuance of common stock in connection with business combinations	17,452								$ 27					17,425
Issuance of common stock in connection with business combinations (Shares)									2,701,576
Stock-based compensation	89,817													89,817
Vesting of shares									$ 56					(56)
Vesting of shares (Shares)									5,566,393
Issuance of shares (Shares)							7,668,280
Issuance of common stock in connection with warrant redemptions (Shares)									101
Issuance of common stock in connection with warrant redemptions	1													1
Ending Balance, Permanent Equity at Dec. 31, 2022	$ 576,816							$ 2	$ 2,019					$ 1,568,917					$ (938,953)		$ (55,169)
Ending Balance, Permanent Equity (Shares) at Dec. 31, 2022								18,500,000	201,853,695